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[MORGAN, LEWIS & BOCKIUS LLP LETTERHEAD]





June 24, 1998



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Tax-Free Reserves, Inc. (File Nos. 2-78736, 811-3531)
     Filing pursuant to Rule 497(j)
     ------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Nuveen Tax-Free Reserves, Inc. (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information dated June 24, 1998 do not differ from those contained in the Fund's Post-Effective Amendment No. 17 which was filed via EDGAR on June 16, 1998.

Please contact me at (202) 467-7662 if you have any questions or comments concerning this filing.


Sincerely,

/s/Thomas S. Harman

Thomas S. Harman